Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Diluted net (loss) income per share	$ 0.02	$ 0.02	$ (0.40)	$ 0.31	$ 0.38	$ 0.16
Class B Common Stock
Diluted net (loss) income per share	$ 0.02	$ 0.02	$ (0.40)	$ 0.31	$ 0.38	$ 0.16